Schedule of Investments (unaudited) April 30, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 111.6%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$420	$453,310

Arizona — 1.3%
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	1,185	1,262,001
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35(a)	275	290,801
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	320	344,445

		1,897,247

California — 14.2%
California Health Facilities Financing Authority, Refunding RB, Series A:
Adventist Health System/West, 4.00%, 03/01/39	980	1,024,708
Catholic Healthcare West, 6.00%, 07/01/19(b)	1,010	1,017,232
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 07/01/51(a)	1,200	1,297,896
California Statewide Communities Development Authority, RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/46(a)	1,220	1,327,470
California Statewide Communities Development Authority, Refunding RB, Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(a)	990	1,094,811
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	475	464,878
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,185	1,372,668
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	2,165	2,479,055
5.25%, 05/15/38	615	691,537
State of California, GO, Various Purposes, 6.00%, 03/01/33	1,960	2,032,657

Security	Par (000)	Value

California (continued)
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/31	$2,100	$2,398,263
5.50%, 11/01/33	1,500	1,708,155
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	610	685,853
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 06/01/37	2,025	2,036,806
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	460	536,746

		20,168,735

Colorado — 3.8%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	250	257,330
City & County of Denver Colorado, RB, Capital Appreciation Bonds Series, Series A-2, 0.00%, 08/01/38(c)	1,000	472,100
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	1,750	1,976,152
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 07/01/34	1,675	1,685,737
Catholic Health Initiatives, Series B-1, 4.00%, 07/01/39	710	725,180
Frasier Meadows Retirement Community Project, Series A, 5.25%, 05/15/37	210	233,371

		5,349,870

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	460	478,786

Florida — 6.1%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	225	238,147
5.00%, 05/01/48	555	568,592
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	5,675	6,511,552

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
5.25%, 05/01/37	$180	$189,601
5.38%, 05/01/47	185	194,250
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	875	985,355

		8,687,497

Georgia — 2.0%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,320	2,902,506

Illinois — 20.1%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/46	215	225,896
Project, 5.25%, 12/01/35	700	742,637
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, 5.00%, 12/01/27	400	436,120
Dedicated Revenues, Series G, 5.00%, 12/01/34	215	231,061
5.00%, 12/01/25	295	318,638
Chicago Board of Education, GO, Series D:
5.00%, 12/01/46	245	256,772
5.00%, 12/01/46	635	653,282
Refunding Dedicated Revenues, Series F, 5.00%, 12/01/23	290	310,538
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	4,545	4,911,463
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/31	560	594,020
Sales Tax Receipts, 5.25%, 12/01/36	1,500	1,581,510
Sales Tax Receipts, 5.25%, 12/01/40	1,750	1,842,155
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	580	611,100
5.25%, 12/01/43	2,660	2,770,683
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	1,750	1,891,855

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 08/15/19(b)	$2,900	$2,935,989
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(c)	2,165	390,349
Bonds, 5.00%, 06/15/57	590	631,300
5.50%, 06/15/53	280	304,685
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Bonds, Series B, 0.00%, 12/15/54(c)	3,020	598,745
Series B-2, 5.00%, 06/15/50	150	151,694
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,055	1,137,501
6.00%, 06/01/21	300	326,514
State of Illinois, GO:
5.25%, 02/01/31	730	777,121
5.25%, 02/01/32	1,500	1,592,835
5.50%, 07/01/33	1,500	1,598,805
5.50%, 07/01/38	340	359,543
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	225	248,566

		28,431,377

Indiana — 1.3%
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	125	133,883
6.75%, 01/15/43	185	196,953
6.88%, 01/15/52	375	399,956
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	500	510,115
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	520	539,614

		1,780,521

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	905	969,861

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Midwestern Disaster Area, 5.25%, 12/01/25	$625	$673,369

		1,643,230

Kansas — 2.2%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	475	503,011
Kansas Development Finance Authority, Refunding RB, Adventist Health System:
5.50%, 11/15/19(b)	55	56,090
5.50%, 11/15/29	2,445	2,491,430

		3,050,531

Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,095	1,164,270
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	915	916,555

		2,080,825

Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 07/01/32	680	752,202

Maryland — 0.7%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	135	141,099
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	770	814,968

		956,067

Massachusetts — 2.5%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	790	883,552
UMass Boston Student Housing Project, 5.00%, 10/01/41	500	544,160
UMass Boston Student Housing Project, 5.00%, 10/01/48	875	946,943

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, 5.00%, 01/01/45	$375	$409,061
Trustees of Deerfield Academy, 5.00%, 10/01/40	375	390,761
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	300	320,376

		3,494,853

Michigan — 1.9%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,400	1,504,314
Grand Traverse County Hospital Finance Authority, RB, Munson Health Care Obligated Group, Series A, 5.00%, 07/01/44	1,110	1,253,723

		2,758,037

Minnesota — 3.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	1,790	2,061,794
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,665	2,811,229
5.25%, 02/15/58	560	638,002

		5,511,025

Montana — 0.1%
City of Kalispell Montana, Refunding RB, Immanuel Lutheran Corporation Project, Series A, 5.25%, 05/15/37	125	131,261

Nevada — 2.0%
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 07/01/42	2,825	2,895,003

New Jersey — 8.1%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	265	285,262
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA:
5.50%, 06/15/19(b)	500	502,330
5.50%, 12/15/29	250	251,075
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series S, 5.25%, 06/15/43	1,145	1,287,690

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Transportation Program Bonds, Series S, 5.00%, 06/15/46	$1,045	$1,147,514
Transportation System, Series AA, 5.50%, 06/15/39	2,245	2,412,275
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	640	685,210
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	630	722,906
Series A, 5.00%, 06/01/46	1,515	1,653,471
Sub-Series B, 5.00%, 06/01/46	2,455	2,560,467

		11,508,200

New York — 3.5%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	921,942
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	1,005	1,079,420
5.75%, 02/15/47	615	656,605
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/21(b)	500	546,745
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,480	1,527,049
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	275	264,943

		4,996,704

Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	225	213,178
5.88%, 06/01/47	1,000	947,500
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	2,405	2,495,741

Security	Par (000)	Value

Ohio (continued)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	$1,385	$1,547,239

		5,203,658

Oklahoma — 1.1%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	560	635,438
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	850	944,486

		1,579,924

Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	575	273,671

Pennsylvania — 4.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	420	452,676
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 04/01/39	800	802,688
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	990	1,021,937
Pennsylvania Turnpike Commission, RB, Series A, 5.63%, 12/01/20(b)	1,645	1,747,648
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,530	1,696,158

		5,721,107

Puerto Rico — 3.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	620	626,801
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,135	1,116,556
5.13%, 07/01/37	325	319,719
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	335	335,419
6.00%, 07/01/44	610	610,763

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-1:
4.50%, 07/01/34	$13	$13,188
4.75%, 07/01/53	504	481,370
5.00%, 07/01/58	1,104	1,088,058

		4,591,874

Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	2,870	2,821,354
5.00%, 06/01/50	125	128,221

		2,949,575

South Carolina — 5.1%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,825	2,074,861
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	565	641,083
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	950	1,082,211
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,500	1,650,480
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	210	232,266
Series A, 5.00%, 12/01/55	465	511,733
Series E, 5.25%, 12/01/55	945	1,060,942

		7,253,576

Tennessee — 0.5%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A:
4.00%, 10/01/49	240	246,960
5.25%, 10/01/58	355	408,346

		655,306

Texas — 10.2%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 01/01/21(b)	2,560	2,737,152
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	1,140	1,266,130

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	$2,710	$2,858,969
Lower Colorado River Authority, Refunding RB:
5.50%, 05/15/19(b)	90	90,123
5.50%, 05/15/33	1,910	1,912,712
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	1,500	1,629,300
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	285	304,143
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	520	577,881
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,005	2,068,939
Texas Transportation Commission, RB, First Tier Toll Revenue:
CAB, 0.00%, 08/01/41(c)	1,000	373,770
CAB, 0.00%, 08/01/42(c)	875	309,470
5.00%, 08/01/57	235	265,724

		14,394,313

Virginia — 1.5%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	240	248,587
5.13%, 03/01/31	470	492,654
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	425	458,435

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	$1,010	$978,852

		2,178,528

Washington — 1.1%
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/48(a)	1,405	1,539,529

West Virginia — 0.4%
City of Martinsburg West Virginia, RB, M/F Housing, Kings Daughters Apartments, Series A-1, 4.63%, 12/01/43	570	579,029

Wisconsin — 1.0%
Public Finance Authority, Refunding RB:
Mery’s Wood at Marylhurst Projects, 5.25%, 05/15/52(a)	735	771,816
Wingate University, Series A, 5.25%, 10/01/48	590	658,812

		1,430,628

Total Municipal Bonds — 111.6% (Cost — $149,434,884)		158,278,505

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 52.8%

California — 18.0%
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	1,840	1,981,864
Grossmont California Union High School District, GO, Election of 2008, Series B, 5.00%, 08/01/20(b)	3,700	3,862,615
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	600	602,805
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)(f)	4,041	4,228,755
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	5,978	6,044,575
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 08/01/19(b)	6,448	6,511,899

Security	Par (000)	Value

California (continued)
University of California, RB, Series O, 5.75%, 05/15/19(b)	$2,311	$2,314,040

		25,546,553

District of Columbia — 2.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(f)	2,129	2,175,843
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	1,051	1,096,015

		3,271,858

Georgia — 0.8%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48(a)	1,025	1,085,404

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,900	2,023,319

Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,244	1,397,091

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,605	1,659,222

Michigan — 2.1%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	2,883	2,984,019

Nevada — 1.4%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(b)	1,994	2,007,258

New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	2,481	2,587,541

New York — 9.7%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	2,070	2,188,394
City of New York Municipal Water Finance Authority, Refunding RB:
Series FF, 5.00%, 06/15/45	2,499	2,713,118

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	$2,985	$2,998,432
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,665,144
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	1,980	2,166,535

		13,731,623

North Carolina — 0.8%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48(a)	1,089	1,128,554

Pennsylvania — 2.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,777,653

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	$1,830	$2,113,476

		3,891,129

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	2,207	2,322,323

Texas — 3.0%
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,200	4,251,345

Virginia — 1.3%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(f)	1,473	1,780,143

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(f)	1,671	1,759,897

Wisconsin — 2.4%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.10%, 11/01/43	1,436	1,499,990
4.45%, 05/01/57	1,794	1,875,021

		3,375,011

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.8% (Cost — $72,695,382)		74,802,290

Total Long-Term Investments — 164.4% (Cost — $222,130,266)		233,080,795

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.94%(g)(h)	40,834	$40,838

Total Short-Term Securities — 0.0% (Cost — $40,838)		40,838

Value

Total Investments — 164.4% (Cost — $222,171,104)	$233,121,633

Other Assets Less Liabilities — 2.3%	3,173,027

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.0)%	(42,505,272)

VRDP Shares at Liquidity Value — (36.7)%	(52,000,000)

Net Assets Applicable to Common Shares — 100.0%	$141,789,388

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2019 to December 1, 2030, is $8,480,895.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	569,880	(529,046)	40,834	$40,838	$6,957	$(18)	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

M/F	Multi-Family

RB	Revenue Bonds

S/F	Single-Family

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal Income Investment Trust (BBF)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	11	06/19/19	$1,360	$(5,978)
Long U.S. Treasury Bond	47	06/19/19	6,931	(17,986)
5-Year U.S. Treasury Note	8	06/28/19	925	(4,117)

				$(28,081)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$233,080,795	$—	$233,080,795
Short-Term Securities	40,838	—	—	40,838

	$40,838	$233,080,795	$—	$233,121,633

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(28,081)	$—	$—	$(28,081)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

9

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Municipal Income Investment Trust (BBF)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(42,301,736)	$—	$(42,301,736)
VRDP Shares at Liquidation Value	—	(52,000,000)	—	(52,000,000)

	$—	$(94,301,736)	$—	$(94,301,736)

10